Pensions (Tables)	12 Months Ended
Dec. 31, 2019
Pensions
Major classes of plan assets as a percentage of total plan assets

	2019			2018
Major classes of plan assets as a percentage of	Quoted	Unquoted	Total	Quoted	Unquoted	Total
total plan assets of the Main section	%	%	%	%	%	%
Equities	3.9	4.8	8.7	3.7	5.2	8.9
Index linked bonds	47.8	—	47.8	40.1	—	40.1
Government bonds	9.3	—	9.3	12.9	—	12.9
Corporate and other bonds	11.6	5.0	16.6	12.2	5.2	17.4
Real estate	—	4.8	4.8	—	5.5	5.5
Derivatives	—	7.8	7.8	—	6.1	6.1
Cash and other assets	—	5.0	5.0	—	9.1	9.1
	72.6	27.4	100.0	68.9	31.1	100.0

Summary of derivative instruments

	2019			2018
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	16	909	1,094	13	347	502
Interest rate swaps	57	6,407	2,992	55	8,132	5,362
Currency forwards	9	215	42	10	22	164
Equity and bond call options	1	122	—	1	277	—
Equity and bond put options	5	3	1	4	3	1
Other	3	124	13	4	1,027	1,092

Changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	(asset)/	value of	benefit	minimum	(asset)/
	plan assets	obligation	funding (1)	liability	plan assets	obligation	funding (1)	liability
Changes in value of net pension (asset)/liability	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)
Currency translation and other adjustments	—	—	—	—	20	17	(1)	(4)
Income statement	1,123	1,143	171	191	1,242	1,371	179	308
Statement of comprehensive income	(1,891)	(1,396)	1,532	2,027	(2,090)	(1,630)	1,507	1,967
Contributions by employer	2,218	—	—	(2,218)	2,363	—	—	(2,363)
Contributions by plan participants and other scheme members	7	7	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(259)	(259)	—	—
Transfer of pension assets and liabilities from Main section	(276)	(198)	(78)	—	—	—	—	—
Benefits paid	(2,027)	(2,027)	—	—	(2,282)	(2,282)	—	—
At 1 January 2019	43,806	35,466	8,340	—	48,752	39,607	8,790	(355)
Currency translation and other adjustments	—	—	—	—	(85)	(76)	—	9
Income statement
Net interest expense	1,245	1,003	242	—	1,374	1,109	255	(10)
Current service cost	—	140	—	140	—	193	—	193
Past service cost	—	13	—	13	—	15	—	15
Gain on curtailments or settlements	—	—	—	—	—	(10)	—	(10)
	1,245	1,156	242	153	1,374	1,307	255	188

Statement of comprehensive income
Return on plan assets excluding recognised interest income	3,021	—	—	(3,021)	3,556	—	—	(3,556)
Experience gains and losses	—	(275)	—	(275)	—	(279)	—	(279)
Effect of changes in actuarial financial assumptions	—	5,565	—	5,565	—	6,189	—	6,189
Effect of changes in actuarial demographic assumptions	—	(465)	—	(465)	—	(482)	—	(482)
Asset ceiling adjustments	—	—	(1,696)	(1,696)	—	—	(1,730)	(1,730)
	3,021	4,825	(1,696)	108	3,556	5,428	(1,730)	142

Contributions by employer	261	—	—	(261)	473	—	—	(473)
Contributions by plan participants and other scheme members	10	10	—	—	15	15	—	—
Liabilities extinguished upon settlement	—	—	—	—	(188)	(194)	—	(6)
Benefits paid	(1,788)	(1,788)	—	—	(1,972)	(1,972)	—	—
At 31 December 2019	46,555	39,669	6,886	—	51,925	44,115	7,315	(495)

Notes:

(1)

RBS Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that RBS Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised.

(2)

RBS Group expects to make contributions to the Main section of £247 million in 2020. Additional contributions of up to £500 million will be paid to the Main section, should RBS Group make distributions in 2020, in line with the ring-fencing agreement with the Trustee.

	All schemes
	2019	2018
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	51,925	48,752
Present value of fund liabilities	44,115	39,607
Funded status	7,810	9,145
Asset ceiling/minimum funding	7,315	8,790
	495	355

	2019	2018
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 17)	614	520
Net liabilities of schemes in deficit (included in Other liabilities, Note 20)	(119)	(165)
	495	355

Principal actuarial assumptions

	Principal IAS 19 actuarial assumptions
	2019	2018	Principal assumptions of 2017 triennial valuation
	%	%
Discount rate	2.1	2.9	Fixed interest swap yield curve plus 0.8% per annum
Inflation assumption (RPI)	2.9	3.2	RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.1
Rate of increase in pensions in payment	2.8	2.9	Modelled allowance for relevant caps and floors
Lump sum conversion rate at retirement	20	20	18%
Longevity at age 60:	years	years
Current pensioners
Males	26.9	27.2	28.1
Females	28.7	29.0	29.7
Future pensioners, currently aged 40
Males	28.2	28.4	29.3
Females	30.2	30.5	31.5

Sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	assets/
	assets	liabilities	(obligations)
2019	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,330)	(1,973)	(357)
0.25% increase in inflation	1,923	1,394	529
0.25% increase in credit spreads	(5)	(1,973)	1,968
Longevity increase of one year	—	1,706	(1,706)
0.25% additional rate of increase in pensions in payment	—	1,326	(1,326)
Increase in equity values of 10% (1)	430	—	430
2018
0.25% increase in interest rates/discount rate	(2,214)	(1,644)	(570)
0.25% increase in inflation	1,487	1,199	288
0.25% increase in credit spreads	(5)	(1,644)	1,639
Longevity increase of one year	—	1,414	(1,414)
0.25% additional rate of increase in pensions in payment	—	1,215	(1,215)
Increase in equity values of 10% (1)	419	—	419

Note:

(1)Includes both quoted and private equity.

The funded status is most sensitive to movements in credit spreads and longevity. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2019		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	6.9	5.4	3.9	2.3	0.8
	No change	3.6	1.7	—	(1.7)	(3.6)
	-50 bps	(0.2)	(2.3)	(4.4)	(6.5)	(8.7)

2018
Change in credit spreads	+50 bps	5.8	4.5	3.2	1.9	0.7
	No change	3.0	1.4	—	(1.4)	(3.0)
	-50 bps	(0.4)	(2.1)	(3.8)	(5.5)	(7.3)

Different classes of scheme members proportions

The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2019	2018
Membership category	%	%
Active members	13.6	12.9
Deferred members	49.7	48.6
Pensioners and dependants	36.7	38.5
	100.0	100.0

History of defined benefit schemes

	Main section					All schemes
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	46,555	43,806	44,652	43,824	30,703	51,925	48,752	49,746	49,229	34,708
Present value of plan obligations	39,669	35,466	37,937	38,851	30,966	44,115	39,607	42,378	43,990	35,152
Net surplus/(deficit)	6,886	8,340	6,715	4,973	(263)	7,810	9,145	7,368	5,239	(444)

Experience gains/(losses) on plan liabilities	275	(122)	(107)	658	233	279	(81)	(93)	794	258
Experience gains/(losses) on plan assets	3,021	(1,891)	1,580	8,562	(415)	3,556	(2,090)	1,728	9,254	(458)
Actual return on plan assets	4,266	(768)	2,735	9,872	703	4,930	(848)	3,013	10,708	749
Actual return on plan assets	9.7%	(1.7)%	6.2%	32.2%	2.3%	10.1%	(1.7)%	6.1%	30.9%	2.2%